Purchased Loans - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Purchased loans [line Items]
Financing receivable, recorded investment	$ 11,993	$ 9,839
1-4 Family Mortgages [Member]
Purchased loans [line Items]
Financing receivable, recorded investment	$ 33